EMPLOYEES' RETIREMENT PLANS (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
EMPLOYEES' RETIREMENT PLANS [Abstract]
Pension Contributions	$ 350,536	$ 334,152	$ 340,751
Employer contributions	$ 37,501	$ 29,628	$ 27,039